Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2021 (Unaudited)

Shares		Value
	Common Stocks 74.6%
	Consumer Discretionary 4.1%
	Retail 4.1%
12,000	Domino's Pizza, Inc.	$5,723,520
75,600	TJX Cos., Inc.	4,988,088
		10,711,608
	Consumer Staples 4.9%
	Household Products & Wares 2.1%
67,000	Church & Dwight Co., Inc.	5,532,190
	Retail 2.8%
16,000	Costco Wholesale Corp.	7,189,600
		12,721,790
	Financials 2.2%
	Commercial Services 1.3%
8,000	S&P Global, Inc.	3,399,120
	Insurance 0.9%
60,500	Arch Capital Group, Ltd.(1)	2,309,890
		5,709,010
	Healthcare 16.8%
	Electronics 2.5%
4,800	Mettler-Toledo International, Inc.(1)	6,611,328
	Healthcare Products 13.2%
43,200	Danaher Corp.	13,151,808
15,500	IDEXX Laboratories, Inc.(1)	9,639,450
20,000	Thermo Fisher Scientific, Inc.	11,426,600
		34,217,858
	Healthcare Services 1.1%
5,600	IQVIA Holdings, Inc.(1)	1,341,424
4,000	UnitedHealth Group, Inc.	1,562,960
		2,904,384
		43,733,570
	Industrials 20.4%
	Aerospace & Defense 4.7%
55,000	HEICO Corp.	7,252,850
8,000	TransDigm Group, Inc.(1)	4,996,560
		12,249,410
	Commercial Services 4.8%
48,369	IHS Markit Ltd.	5,640,793
193,500	Rollins, Inc.	6,836,355
		12,477,148
	Environmental Control 4.1%
85,250	Waste Connections, Inc.	10,735,532
	Machinery Diversified 1.2%
30,300	Toro Co.	2,951,523
	Software 3.9%
22,800	Roper Technologies, Inc.	10,171,764
	Transportation 1.7%
22,000	Union Pacific Corp.	4,312,220
		52,897,597
	Information Technology 20.9%
	Aerospace & Defense 3.9%
23,700	Teledyne Technologies, Inc.(1)	10,181,046
	Diversified Financial Services 2.7%
20,000	MasterCard, Inc. Class A	6,953,600
	Software 14.3%
5,000	Adobe, Inc.(1)	2,878,600
14,000	ANSYS, Inc.(1)	4,766,300
25,000	Cadence Design Systems, Inc.(1)	3,786,000
10,000	Fidelity National Information Services, Inc.	1,216,800
38,000	Fiserv, Inc.(1)	4,123,000
11,000	Intuit, Inc.	5,934,610
35,600	Salesforce.com, Inc.(1)	9,655,432
7,732	ServiceNow, Inc.(1)	4,811,392
		37,172,134
		54,306,780
	Materials 2.6%
	Chemicals 2.1%
26,400	Ecolab, Inc.	5,507,568
	Packaging & Containers 0.5%
9,500	AptarGroup, Inc.	1,133,825
		6,641,393
	Real Estate 1.3%
	REITS 1.3%
13,000	American Tower Corp. REIT	3,450,330
	Utilities 1.4%
	Electric 1.4%
48,000	NextEra Energy, Inc.	3,768,960
	Total Common Stocks (Cost $56,258,449)	193,941,038

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Asset-Backed Securities 0.6%
$150,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	$152,832
300,000	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47%, 1/15/30(2)	315,942
230,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(2)	246,225
150,000	Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54%, 3/21/25	153,377
250,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33(2)	253,276
31,251	Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3, 3.18%, 3/15/23	31,459
123,852	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, 2.52%, 5/15/23	124,514
207,037	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, 12/20/23	208,916
	Total Asset-Backed Securities (Cost $1,496,274)	1,486,541
Commercial Mortgage-Backed Securities 2.9%
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	274,392
150,000	BANK, Series 2021-BN34, Class A4, 2.16%, 6/15/63	150,601
312,014	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	324,377
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	101,679
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	106,403
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24(3)	264,955
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K731, Class A2, 3.60%, 2/25/25(3)	214,636
550,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	599,555
157,431	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A1, 2.34%, 7/25/26	164,107
400,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	427,862
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	276,681
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	275,213
222,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	244,409
160,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27(3)	176,253
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	277,182
300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K073, Class A2, 3.35%, 1/25/28	333,923
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	284,328
193,311	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	202,644
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.63%, 11/25/45(2),(3)	256,844
100,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.85%, 9/25/46(2),(3)	105,059
225,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48(2),(3)	242,227
200,000	GNMA, Series 2013-12, Class B, 2.05%, 11/16/52(3)	202,574

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Commercial Mortgage-Backed Securities 2.9% (Continued)
$19,086	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	$19,131
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	252,819
143,964	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	145,906
93,967	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	98,298
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.53%, 10/15/48	162,760
200,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	218,549
250,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class ASB, 3.07%, 11/15/52	270,392
250,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.13%, 11/15/52	268,840
40,654	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	40,779
100,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	110,069
106,297	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	110,995
298,097	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, 3.41%, 9/15/58	319,758
	Total Commercial Mortgage-Backed Securities (Cost $7,313,418)	7,524,200
Corporate Bonds & Notes 10.0%
	Basic Materials 0.7%
	Chemicals 0.4%
100,000	Air Products and Chemicals, Inc., Senior Unsecured Notes, 2.05%, 5/15/30	100,977
230,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	240,468
150,000	Ecolab, Inc., Senior Unsecured Notes, 1.30%, 1/30/31	141,107
100,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	107,820
150,000	LYB International Finance II B.V., Guaranteed Notes, 3.50%, 3/2/27	163,304
125,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27(2)	131,566
100,000	Nutrien Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	113,905
		999,147
	Iron & Steel 0.1%
125,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(4)	137,287
145,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	155,142
		292,429

	Mining 0.2%
145,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 4.13%, 8/21/42(4)	174,247
170,000	Teck Resources Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	220,005
		394,252
	Communications 0.8%
	Internet 0.2%
150,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	191,085
175,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	201,687
125,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	127,043
		519,815
	Media 0.3%
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	224,852
200,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	221,784
125,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	142,000
125,000	Walt Disney Co., Guaranteed Notes, 2.65%, 1/13/31(4)	130,453
		719,089
	Telecommunications 0.3%
228,000	AT&T, Inc., 2.55%, 12/1/33	223,988
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	232,060
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	297,287
150,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	172,450
		925,785
		2,164,689

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
	Corporate Bonds & Notes 10.0% (Continued)
	Consumer, Cyclical 0.7%
	Auto Manufacturers 0.2%
$100,000	American Honda Finance Corp., Senior Unsecured Notes, 1.00%, 9/10/25	$99,484
195,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	200,363
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	208,656
150,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 3.45%, 9/20/23	158,994
		667,497

	Home Builders 0.2%
175,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23(4)	188,786
150,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27(4)	173,942
100,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	112,595
		475,323
	Home Furnishings 0.1%
150,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29(4)	175,420
	Housewares 0.1%
135,000	Newell Brands, Inc., Senior Unsecured Notes, 4.70%, 4/1/26	148,841

	Retail 0.1%
100,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	111,452
100,000	Dollar General Corp., Senior Unsecured Notes, 3.50%, 4/3/30	110,044
150,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	166,614
		388,110
		1,855,191

Consumer, Non-cyclical 1.8%
Agriculture 0.1%
175,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	188,351

	Beverages 0.2%
125,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31(4)	151,620
125,000	Coca-Cola Femsa SAB de CV, Guaranteed Notes, 2.75%, 1/22/30	128,954
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	196,052
100,000	Keurig Dr. Pepper, Inc., Guaranteed Notes, 3.20%, 5/1/30	107,586
		584,212
	Biotechnology 0.1%
100,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	103,409
125,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.25%, 9/1/22	127,802
125,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	118,781
		349,992
	Commercial Services 0.2%
150,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	170,347
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	160,198
170,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	175,738
		506,283
	Food 0.2%
100,000	Conagra Brands, Inc., Senior Unsecured Notes, 1.38%, 11/1/27	97,339
175,000	Kroger Co., Senior Unsecured Notes, 2.65%, 10/15/26	185,519
150,000	Sysco Corp., Guaranteed Notes, 5.65%, 4/1/25	172,458
		455,316
	Healthcare Products 0.2%
100,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	112,124
150,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	164,967
100,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 4.13%, 3/25/25	109,985
		387,076
	Healthcare Services 0.4%
100,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	107,183
100,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	109,000
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	223,500
250,000	Humana, Inc., Senior Unsecured Notes, 3.13%, 8/15/29	266,198
100,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29	105,821
175,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	219,464
		1,031,166

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
	Corporate Bonds & Notes 10.0% (Continued)
	Consumer, Non-cyclical 1.8% (Continued)
	Household Products 0.0%
$100,000	Clorox Co., Senior Unsecured Notes, 3.05%, 9/15/22	$101,928

	Pharmaceuticals 0.4%
150,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	160,643
135,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	157,305
100,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50	100,366
140,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	141,868
125,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 2.80%, 7/21/23	124,255
100,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	110,115
200,000	Zoetis, Inc., Senior Unsecured Notes, 3.25%, 2/1/23	206,100
		1,000,652
		4,604,976
	Energy 0.8%
	Oil & Gas 0.5%
150,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	153,522
150,000	Diamondback Energy, Inc., Guaranteed Notes, 2.88%, 12/1/24	157,475
125,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30(4)	145,793
150,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	166,521
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	290,579
125,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	138,438
100,000	Phillips 66, Guaranteed Notes, 1.30%, 2/15/26	99,387
100,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	103,739
125,000	Suncor Energy, Inc., Senior Unsecured Notes, 3.10%, 5/15/25	133,060
		1,388,514

Oil & Gas Services 0.0%
100,000	Schlumberger Finance Canada Ltd., Guaranteed Notes, 1.40%, 9/17/25(4)	101,026

	Pipelines 0.3%
100,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	110,636
100,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	113,261
100,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.25%, 9/15/46	110,631
150,000	Spectra Energy Partners LP, Guaranteed Notes, 4.75%, 3/15/24	162,984
150,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	190,112
		687,624
		2,177,164

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds & Notes 10.0% (Continued)
	Financial 3.2%
	Banks 1.4%
$125,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24(2)	$135,664
125,000	Bank of America Corp., Senior Unsecured Notes, 3.50%, 4/19/26	136,528
200,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28(4)	223,599
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.25%, 1/28/25	259,607
116,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44(4)	154,190
200,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25(3)	212,421
125,000	Comerica, Inc., Senior Unsecured Notes, 4.00%, 2/1/29(4)	142,532
100,000	Cooperatieve Rabobank UA, Senior Unsecured Notes, 3.38%, 5/21/25	108,395
100,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	106,683
100,000	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, 10/1/37	142,873
125,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	137,115
125,000	HSBC Holdings PLC, Senior Unsecured Notes, 3.90%, 5/25/26	137,624
150,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	157,309
150,000	ING Groep NV, Senior Unsecured Notes, 3.95%, 3/29/27	167,953
100,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48(3)	115,651
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.20%, 1/25/23(4)	519,006
100,000	KeyCorp, Senior Unsecured Notes, 2.55%, 10/1/29	103,973
200,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	214,996
100,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	107,851
125,000	Royal Bank of Canada, Subordinated Notes, 4.65%, 1/27/26	141,776
125,000	State Street Corp., Senior Unsecured Notes, 2.40%, 1/24/30	129,561
125,000	Truist Bank, Subordinated Notes, (5-year Treasury Constant Maturity Rate + 1.15%), 2.64%, 9/17/29(3)	130,651
		3,685,958
	Diversified Financial Services 0.5%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26(4)	173,142
150,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	161,265
100,000	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, 9/30/24	111,946
150,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26	162,378
100,000	BlackRock, Inc., Senior Unsecured Notes, 2.40%, 4/30/30	103,050
125,000	Brookfield Finance, Inc., Guaranteed Notes, 2.72%, 4/15/31	127,703
125,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	135,373
100,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	108,801
200,000	Synchrony Financial, Senior Unsecured Notes, 4.25%, 8/15/24	216,092
		1,299,750
	Insurance 0.6%
100,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	111,715
150,000	Allstate Corp., Senior Unsecured Notes, 1.45%, 12/15/30(4)	143,123
100,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29	111,214
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	268,643
100,000	Equitable Holdings, Inc., Senior Unsecured Notes, 4.35%, 4/20/28	113,883
125,000	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 2.80%, 8/19/29	130,498
175,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	192,574
200,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	223,574
100,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48(3),(4)	116,945
100,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	104,468
		1,516,637

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds & Notes 10.0% (Continued)
	REITS 0.7%
$150,000	American Tower Corp., Senior Unsecured Notes, 3.70%, 10/15/49	$161,818
150,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31	153,652
100,000	Digital Realty Trust LP, Guaranteed Notes, 3.60%, 7/1/29	109,308
200,000	Duke Realty LP, Senior Unsecured Notes, 4.00%, 9/15/28	225,956
150,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	150,847
100,000	Kimco Realty Corp., 2.25%, 12/1/31	97,568
125,000	Life Storage LP, Guaranteed Notes, 2.20%, 10/15/30	123,809
125,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	127,112
170,000	Sabra Health Care LP, Guaranteed Notes, 3.90%, 10/15/29	178,912
225,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	255,208
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	191,596
		1,775,786
		8,278,131
Industrial 0.9%
	Aerospace & Defense 0.2%
100,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	114,021
125,000	Raytheon Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	142,154
125,000	Teledyne Technologies, Inc., Senior Unsecured Notes, 1.60%, 4/1/26	125,855
		382,030

	Building Materials 0.1%
115,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	111,057
125,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	139,342
100,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30	109,668
		360,067

	Electronics 0.2%
100,000	Agilent Technologies, Inc., Senior Unsecured Notes, 2.10%, 6/4/30	99,295
125,000	Amphenol Corp., 2.20%, 9/15/31	123,808
100,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	110,958
150,000	Jabil, Inc., Senior Unsecured Notes, 1.70%, 4/15/26	150,711
		484,772
	Miscellaneous Manufacturers 0.1%
170,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	183,705

	Packaging & Containers 0.1%
125,000	Ball Corp., Guaranteed Notes, 4.88%, 3/15/26	138,125
100,000	Packaging Corp. of America, Senior Unsecured Notes, 3.00%, 12/15/29	105,713
100,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	111,462
		355,300

	Transportation 0.2%
250,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	262,250
175,000	United Parcel Service, Inc., Senior Unsecured Notes, 2.50%, 9/1/29	183,197
		445,447
		2,211,321
	Technology 0.6%
	Computers 0.1%
100,000	Dell International LLC / EMC Corp., 4.90%, 10/1/26	115,278
100,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	106,733
		222,011

	Semiconductors 0.2%
100,000	Applied Materials, Inc., Senior Unsecured Notes, 1.75%, 6/1/30	98,346
175,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	198,988
125,000	Micron Technology, Inc., Senior Unsecured Notes, 2.50%, 4/24/23	128,660
125,000	NVIDIA Corp., Senior Unsecured Notes, 2.85%, 4/1/30	133,813
100,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30	101,918
		661,725

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds & Notes 10.0% (Continued)
Technology 0.6% (Continued)
Software 0.3%
$100,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	$113,718
100,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	108,901
100,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30	97,330
115,000	Oracle Corp., Senior Unsecured Notes, 2.95%, 4/1/30	120,344
100,000	Roper Technologies, Inc., Senior Unsecured Notes, 2.00%, 6/30/30	97,801
175,000	salesforce.com, Inc., Senior Unsecured Notes, 2.70%, 7/15/41	174,090
		712,184
		1,595,920
Utilities 0.5%
	Electric 0.4%
100,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30	104,519
150,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	181,114
150,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	170,264
100,000	Eversource Energy, Series R, Senior Unsecured Notes, 1.65%, 8/15/30	94,866
125,000	Georgia Power Co., Series B, Senior Unsecured Notes, 2.65%, 9/15/29	130,178
100,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	107,842
125,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25	125,136
125,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 1.60%, 8/15/30	118,136
125,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	139,374
		1,171,429
	Gas 0.1%
175,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	194,933
		1,366,362
	Total Corporate Bonds & Notes (Cost $24,954,178)	25,939,582

	Foreign Government Obligations 0.2%
200,000	European Bank for Reconstruction & Development, Senior Unsecured Notes, 2.75%, 3/7/23	207,128
190,000	Export-Import Bank of Korea, Senior Unsecured Notes, 1.13%, 12/29/26	188,594
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	161,064
	Total Foreign Government Obligations (Cost $542,024)	556,786
Long-Term Municipal Securities 0.9%
	California 0.0%
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	115,434

	Colorado 0.0%
100,000	Regional Transportation District Sales Tax Revenue, Revenue Bonds, Ser. A, 2.29%, 11/1/35	98,580

	Delaware 0.1%
175,000	County of Sussex DE, General Obligation Limited, Series B, GO, 1.21%, 3/15/29	170,725

	Massachusetts 0.1%
175,000	Massachusetts School Building Authority, Refunding Revenue Bonds, Ser. B, 3.40%, 10/15/40	183,973

	Michigan 0.1%
150,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	167,424

	New Mexico 0.0%
100,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Revenue Bonds, Series B, 4.41%, 8/1/46	121,906

	New York 0.2%
150,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	172,511
125,000	City of New York, General Obligation Limited, Series F, Subseries F3, 3.63%, 4/1/32	135,545
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	159,890
		467,946

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Long-Term Municipal Securities 0.9% (Continued)
	North Dakota 0.1%
$150,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited, Series B, 2.70%, 5/1/32	$158,131

	Pennsylvania 0.1%
250,000	City of Philadelphia PA Water & Wastewater, Refunding Revenue Bonds, Series B, 2.54%, 7/1/36	251,182

	Texas 0.1%
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	274,752
150,000	Texas A&M University Board, Revenue Bonds, Series B, 3.48%, 5/15/49	161,053
		435,805
	Washington 0.1%
125,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds, 3.31%, 1/1/43	130,270
	Total Long-Term Municipal Securities (Cost $2,213,738)	2,301,376

	U.S. Government Agency Obligations 0.2%
120,000	FHLB, 3.25%, 6/9/23	126,097
250,000	FHLB, 3.25%, 3/8/24	267,204
250,000	FNMA, 2.38%, 1/19/23	257,066
	Total U.S. Government Agency Obligations (Cost $622,306)	650,367
Residential Mortgage-Backed Securities 4.2%
	Mortgage Securities 4.2%
41,410	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	42,896
41,396	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	46,260
239,133	FHLMC Gold PC Pool #G08732, 3.00%, 11/1/46	253,226
48,181	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	51,426
78,271	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	82,581
97,907	FHLMC Gold PC Pool #Q23725, 4.00%, 12/1/43	107,734
41,365	FHLMC Gold Pool #A96409, 3.50%, 1/1/41	44,786
126,117	FHLMC Gold Pool #AG08748, 3.50%, 2/1/47	134,675
223,875	FHLMC Pool #QB3856, 2.00%, 9/1/50	224,497
158,241	FHLMC Pool #SD8023, 2.50%, 11/1/49	163,206
149,459	FHLMC Pool #SD8098, 2.00%, 10/1/50	149,875
1,050,600	FHLMC Pool #SD8134, 2.00%, 3/1/51	1,053,522
11,199	FNMA Pool #254733, 5.00%, 4/1/23	12,279
55,259	FNMA Pool #255667, 5.00%, 3/1/25	60,699
47,859	FNMA Pool #890236, 4.50%, 8/1/40	53,447
102,168	FNMA Pool #995245, 5.00%, 1/1/39	115,191
74,515	FNMA Pool #AA7720, 4.00%, 8/1/39	82,132
32,369	FNMA Pool #AB1259, 5.00%, 7/1/40	36,587
122,425	FNMA Pool #AB4449, 4.00%, 2/1/42	135,411
111,008	FNMA Pool #AB5472, 3.50%, 6/1/42	120,550
72,446	FNMA Pool #AB6286, 2.50%, 9/1/27	75,804
76,712	FNMA Pool #AB8144, 5.00%, 4/1/37	86,796
21,397	FNMA Pool #AD2351, 4.00%, 3/1/25	22,667
119,671	FNMA Pool #AD6374, 5.00%, 5/1/40	135,723
123,342	FNMA Pool #AH4865, 4.50%, 2/1/41	134,417
31,631	FNMA Pool #AH5434, 4.50%, 4/1/41	34,218
53,680	FNMA Pool #AH8932, 4.50%, 4/1/41	59,616
38,083	FNMA Pool #AI1019, 4.50%, 5/1/41	42,689
31,581	FNMA Pool #AI1105, 4.50%, 4/1/41	34,971
55,817	FNMA Pool #AI3052, 3.50%, 7/1/26	59,540
51,916	FNMA Pool #AJ6932, 3.00%, 11/1/26	54,668
110,129	FNMA Pool #AO2961, 4.00%, 5/1/42	121,433
660,175	FNMA Pool #AP1340, 3.50%, 7/1/42	716,549
219,950	FNMA Pool #AS9459, 4.50%, 4/1/47	240,765
164,453	FNMA Pool #AT0969, 3.00%, 4/1/43	175,084
289,982	FNMA Pool #AT8849, 4.00%, 6/1/43	320,131
83,650	FNMA Pool #AU6043, 3.00%, 9/1/43	88,911
124,573	FNMA Pool #AU7025, 3.00%, 11/1/43	132,628
79,288	FNMA Pool #AU8070, 3.50%, 9/1/43	86,099
127,486	FNMA Pool #AU8846, 3.00%, 11/1/43	135,826
62,454	FNMA Pool #AY2728, 2.50%, 2/1/30	65,362
29,942	FNMA Pool #AY5005, 4.00%, 3/1/45	32,489
34,508	FNMA Pool #BD8211, 4.00%, 4/1/47	37,179
290,506	FNMA Pool #CA5540, 3.00%, 4/1/50	309,859
191,098	FNMA Pool #FM5091, 1.50%, 12/1/50	185,704
252,502	FNMA Pool #FM6468, 4.00%, 6/1/49	270,546
25,663	FNMA Pool #MA0799, 4.00%, 7/1/26	27,286
154,141	FNMA Pool #MA4077, 2.00%, 7/1/50	154,570
201,738	FNMA Pool #MA4100, 2.00%, 8/1/50	202,299
84,706	FNMA Pool #MA4119, 2.00%, 9/1/50	84,941
822,683	FNMA Pool #MA4159, 2.50%, 10/1/50	848,494
352,820	FNMA Pool #MA4222, 3.50%, 12/1/50	373,517
467,780	FNMA Pool #MA4237, 2.00%, 1/1/51	469,082
961,139	FNMA Pool #MA4328, 1.50%, 5/1/36	970,985

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Residential Mortgage-Backed Securities 4.2% (Continued)
	Mortgage Securities 4.2% (Continued)
$38,891	GNMA, Series 2009-110, Class CG, 3.00%, 4/16/39	$40,241
98,752	GNMA I Pool #650494, 5.50%, 1/15/36	114,521
326,228	GNMA II Pool #4016, 5.50%, 8/20/37	383,866
128,763	GNMA II Pool #MA1090, 3.50%, 6/20/43	139,209
44,697	GNMA II Pool #MA1375, 3.50%, 10/20/43	48,286
64,744	GNMA II Pool #MA1520, 3.00%, 12/20/43	68,523
21,800	GNMA II Pool #MA2445, 3.50%, 12/20/44	23,321
77,849	GNMA II Pool #MA5076, 3.00%, 3/20/48	81,468
154,989	GNMA II Pool #MA7054, 3.50%, 12/20/50	162,986
		10,824,249
	Total Residential Mortgage-Backed Securities (Cost $10,586,593)	10,824,249
U.S. Treasury Obligations 4.2%
200,000	U.S. Treasury Bonds, 5.38%, 2/15/31	268,992
760,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,054,351
1,040,000	U.S. Treasury Bonds, 3.00%, 5/15/42	1,213,387
1,169,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,386,452
53,000	U.S. Treasury Bonds, 2.25%, 8/15/49	54,787
620,000	U.S. Treasury Notes, 0.50%, 3/31/25	616,391
1,800,000	U.S. Treasury Notes, 0.38%, 11/30/25	1,765,055
50,000	U.S. Treasury Notes, 2.63%, 12/31/25	53,680
350,000	U.S. Treasury Notes, 2.13%, 5/31/26	368,949
50,000	U.S. Treasury Notes, 1.50%, 8/15/26	51,236
250,000	U.S. Treasury Notes, 0.63%, 3/31/27(4)	243,809
1,100,000	U.S. Treasury Notes, 0.63%, 11/30/27	1,061,543
800,000	U.S. Treasury Notes, 2.88%, 5/15/28	881,719
700,000	U.S. Treasury Notes, 2.63%, 2/15/29	762,590
125,000	U.S. Treasury Notes, 1.75%, 11/15/29	128,340
1,100,000	U.S. Treasury Notes, 1.13%, 2/15/31(4)	1,064,422
	Total U.S. Treasury Obligations (Cost $10,654,166)	10,975,703

Shares		Value
Short-Term Investments 3.0%
	Money Market Funds 3.0%
5,604,304	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(5)	5,604,304
2,168,955	State Street Navigator Securities Lending Government Money Market Portfolio(6)	2,168,955
		7,773,259
	Total Short-Term Investments (Cost $7,773,259)	7,773,259
	TOTAL INVESTMENTS IN SECURITIES 100.8% (Cost $122,414,405)	$261,973,101
	Excess Of Liabilities Over Cash And Other Assets (0.8%)	(2,044,889)
	Net Assets(7) 100.0%	$259,928,212

(1)	Non-income producing.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Floating or variable rate security. The rate disclosed is the rate in effect as of September 30, 2021. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(4)	A portion or all of the security was held on loan. As of September 30, 2021, the market value of the securities on loan was $3,541,703.
(5)	Rate reflects 7 day yield as of September 30, 2021.
(6)	Securities with an aggregate market value of $3,541,703 were out on loan in exchange for collateral including $2,168,955 of cash and securities collateral as of September 30, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(7)	For federal income tax purposes, the aggregate cost was $122,414,405, aggregate gross unrealized appreciation was $140,197,586, aggregate gross unrealized depreciation was $638,890 and the net unrealized appreciation was $139,558,696.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$193,941,038	$—	$—	$193,941,038
Asset-Backed Securities	—	1,486,541	—	1,486,541
Commercial Mortgage-Backed Securities	—	7,524,200	—	7,524,200
Corporate Bonds & Notes*	—	25,939,582	—	25,939,582
Foreign Government Obligations	—	556,786	—	556,786
Long-Term Municipal Securities*	—	2,301,376	—	2,301,376
U.S. Government Agency Obligations	—	650,367	—	650,367
Residential Mortgage-Backed Securities	—	10,824,249	—	10,824,249
U.S. Treasury Obligations	—	10,975,703	—	10,975,703
Short-Term Investments	7,773,259	—	—	7,773,259
Total Investments in Securities	$201,714,297	$60,258,804	$—	$261,973,101

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2021, there were no Level 3 investments.